GOING CONCERN (Details)			1 Months Ended		6 Months Ended
	Jul. 18, 2025 USD ($)	Jul. 18, 2025 CNY (¥)	Jul. 31, 2025 USD ($)	Jul. 31, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
GOING CONCERN
Net loss					$ 4,175,903	$ 1,740,418
Cash outflow in operating activities					(544,786)	$ (1,274,344)
Current Assets					11,649,465		$ 12,712,574
Cash and cash equivalents					1,220,870		1,480,528
Accounts receivable, net					4,103,151		3,663,506
Short-term investments					446,950		$ 1,326,241
Balance of current liabilities					$ 9,232,290
Subsequent event
GOING CONCERN
Proceeds from bank borrowings			$ 827,200	¥ 6,000,000
Property owned and raised cash	$ 772,100	¥ 5,600,000